INVESTMENTS IN ASSOCIATES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Puertos y logistica s.a. [Member]
Name	Puertos y Logística S.A.
Country	Chile
Functional Currency	U.S. Dollar
Corporate purpose	Docking and warehousing operations for proprietary and third party use, cargo of all classes of goods, as well, as warehousing and transport operations.
Ownership interest (%)	20.2767%
Carrying amount	$ 62,225	$ 61,505
Inversiones puerto coronel s.a. [Member]
Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional Currency	U.S. Dollar
Corporate purpose	Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kind of businesses and companies related to industrial, shipping, forestry and commercial activities.
Ownership interest (%)	50.00%
Carrying amount	$ 47,619	43,559
Servicios corporativos sercor s.a. [Member]
Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco’s entities.
Ownership interest (%)	20.00%
Carrying amount	$ 191	190
Genomica forestal s.a. [Member]
Name	Genómica Forestal S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose	Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.
Ownership interest (%)	25.00%
Carrying amount	$ (4)	(1)
Consorcio tecnologico bioenercel [Member]
Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose	Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.
Ownership interest (%)	20.00%
Carrying amount	$ 6	31
Vale do corisco [Member]
Name	Vale do Corisco S.A.
Country	Brazil
Functional Currency	Brazilian Real
Corporate purpose	Management of forestry activities.
Ownership interest (%)	49.00%
Carrying amount	$ 48,921	$ 160,490